Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and contingencies [Abstract]
Commitments and contingencies
28	Commitments and contingencies

Commitments
a)	Concession fees
Pursuant to the concessions under the port and tugboat services are operated, the Company is required to make fixed and variable monthly payments. These payments totaled $18,924 and $17,589 in 2018 and 2017, respectively.

Contingencies
a)	RPS Claim
On August 7, 2007, Transportación Marítima Mexicana, S.A. de C.V. (‘TMM’) filed a claim for arbitration against Refined Product Services (“RPS”) for US$50 thousand (approximately $982.83), for various expenses incurred by TMM due to the delay of the re-delivery of the tanker vessel Palenque.

On October 19, 2007, RPS filed a countersuit for US$3.0 million (approximately $58,970), for alleged faults and lack of maintenance involving the tanker vessel Palenque, and also consequential damages for having lost a contract while the vessel was being repaired. The consolidated financial statements did not present any significant claims for payments of loss (RPS) during 2018 and up to the authorization date hereof.

TMM’s position against this countersuit is strong, as there are sufficient elements and arguments for defense, also the amount claimed by RPS would appear to be excessive and for non-supported issues.

b)	Mutual loans between WWS and TMM
In December 2007, TMM and Worldwide Services, Ltd. (“WWS”) filed mutual claims; TMM for $393.731 thousand dollars (approximately $7,739), claiming fuel and low return on the performance of the tanker ship Veracruz A, and WWS in the amount of $938 thousand dollars (approximately $18,438), primarily claiming a presumed over-performance of the same ship.

As at the date of the authorization of the consolidated financial statements, total claims against TMM amount $2.4 million dollars. However, those claims are considered weak.

TMM filed an appeal to have the case dismissed, claiming that the Court has no jurisdiction since the arbitration proceedings were started with the name of the incorrect plaintiff, a partial ruling was handed down in which the case was not dismissed in January 2017. The final ruling will be handed down in the forthcoming months of the authorization of the consolidated financial statements.

Company Management believes it has strong arguments to support the claim and to defend its position on the arbitration that is being carrying out.

c)	ADEMSA secured Certificates of Deposit
During 2011 and 2010, ADEMSA issued secured Certificates of Deposit in favor of various financial institutions, goods and/or amounts consigned thereto, which, as a result of the defaults by the producers and on exercising the right conferred by the Certificates, filed claim against ADEMSA for compliance with the obligations to deliver goods covered or payment of the amounts secured.

At December 31, 2018 and 2017, the Company held a reserve of $2,461, to settle the ADEMSA obligations, and also in these years, payments were made to financial institutions for $2,893 and $3,993, respectively. As of December 31, 2018 and 2017, the reserve is included in ‘Accounts payable and accrued expenses’.

d)	Termination of the Consolidation Regimen
On February 13, 2014, the Company filed an indirect amparo (writ of relief) against various provisions related to the disappearance of the regimen of fiscal consolidation, offering arguments to demonstrate the unconstitutionality of various provisions violating the guarantees of proportionality, legality, and legal certainty, and also various human rights recognized by the Mexican Constitution and in international treaties to which Mexico is party.

Given the diversity of procedures in the tax laws to determine the effects of deconsolidation required by these, and also the various criteria to be used, and the possible results of the acts contested in the amparo, no disclosure is made regarding deconsolidation as there is no certainty as to the application of a specific procedure. The foregoing in order to not hold as accepted any of the procedures established in the tax reforms, and which could negatively affect the interests of the Company in the amparo case.

That claim was forwarded to the First Division of the Auxiliary Center of the First Region seated in Mexico City for study and resolution. Pursuant to the ruling handed down on February 16, 2016, that Division decided to deny the appeal for constitutional relief (amparo) and protection of Federal Justice petitioned by the Company.

Grupo TMM filed a motion for reconsideration against that ruling on March 17, 2016. On September 13, 2017, the judges of the First Division decided to deny the amparo filed by the Company.

On April 10, 2018, was published the thick of the sentence issued by the First Chamber of the Supreme Court of Justice of the Nation, so that there is no means of defense whatsoever against the decision of the Supreme Court. The matter has been definitely concluded. This did not implicate any effect for the Company.

e)	Tax liabilities determined on TMM
Suit filed by TMM against the rulings handed down on which various tax liabilities were determined for presumed omitted income tax, corresponding to tax year 2005.

On November 5, 2012, the appeal for annulment was allowed to proceed before the former Federal Court of Tax and Administrative Justice. That appeal for annulment was forwarded for study and resolution to the Metropolitan Regional First Division of the Federal Court of Tax and Administrative Justice.

On January 30, 2018, TMM was notified of the decision whereby the matter was forwarded to the Full Federal Tax Court of Administrative Justice sitting in Mexico City, no ruling has been handed down thereon as at the issue date of the consolidated financial statements.

f)	Claim of Grupo TMM against SSA Mexico, S.A. de C.V. (‘SSA’)
On August 12, 2016, Grupo TMM filed arbitration proceedings against SSA, whereby it claims a compensation in its benefit in the amount of $119,673 for the improper use of tax losses by SSA.

On April 12, 2018, the conclusions of the parties were filed, declaring on June 20, 2018 the final sentence absolving SSA of the claim and condemning it only to the payment of the amount US$335,150, for arbitration expenses plus US$29,580 for concepts of arbitral hearing, which were covered to GTMM by SSA.

g)	Motions for Annulment against various tax provisions
During 2017 and 2016, Grupo TMM filed Motions for Annulment with the Federal Court of Administrative Justice against various decisions of the Tax Administration Service (SAT), on the rejection of deductions (tax year 2007), modifications to the Consolidation Regime for controlled companies (tax year 2005), deferred income tax on consolidation (tax year 2010), and the termination of the consolidation regime (tax year 2013), on which rulings have not been handed down by the courts with competent jurisdiction.

h)	Other legal proceedings
The Company is party to various other legal proceedings and administrative actions, all of which are of an ordinary or routine nature and incidental to its operations. Although it is impossible to predict the outcome of any legal proceeding, in the opinion of the Company’s management, such proceedings and actions should not, individually or in the aggregate, have a material adverse effect on the Company’s financial condition, results of operations or liquidity.

i)	Operations with related parties
Under the Income Tax Law, companies that conduct operations with related parties, nationals or nonresidents, are subject to fiscal limitations and obligations regarding the determination of the prices negotiated, as these must be comparable to those that would be used with or between independent parties on similar operations.

In the event the tax authorities were to review the prices and reject the amounts determined, they may demand, an addition to the taxes and accessory charges corresponding (adjustments and surcharges), fines on omitted taxes, which could be for up to 100% of the adjusted tax amount.

The Company has significant transactions and relations with related parties, for which the Company holds documentation that confirms the terms of these transactions were conducted in 2016 similarly to transactions between unrelated parties. The Company and its subsidiaries are in the process of completing this study for 2018.

j)	Other legislation
Grupo TMM and Subsidiaries are subject to the laws and ordinances of other countries, as well as international regulations governing maritime transportation and the observance of safety and environmental regulations.